Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Series, Inc.
Entity Central Index Key	0001062806
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005984 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Institutional Shares
Trading Symbol	MAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 3.41%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index, returned 13.75%.
What contributed to performance?
In sector terms, stock selection within energy and an overweight to materials contributed to absolute performance. At the individual stock level, Sony Inc. delivered a series of strong earnings reports driven by robust sales for its PlayStation 5 gaming console and growth in its network services business, leading analysts to upgrade estimates. The stock also reacted positively to management changes announced in early 2025. Deutsche Telekom’s strong performance was largely driven by its U.S. subsidiary T-Mobile, in which it holds a 50% stake. T-Mobile had seen significant profitability improvements as U.S. competitive dynamics eased, even as it had been gaining market share from AT&T. Deutsche Telekom also benefited from broadening its European footprint. Off-benchmark exposure to Mastercard proved additive as the company delivered strong earnings while exceeding revenue expectations. Mastercard remained a market leader and was well-positioned to benefit from the ongoing secular shift from cash to electronic payments.
What detracted from performance?
Stock selection within and overweights to both healthcare and information technology were the top sector detractors. At the individual stock level, Novo Nordisk A/S declined on disappointing trial data for CagriSema, its next generation weight loss drug, along with market share gains by competitor Eli Lilly. The Fund continued to hold the stock, given CagriSema’s comparable efficacy to Eli Lilly’s incumbent drug and the expanding weight loss market. LVMH Moet Hennessy Louis Vuitton SA suffered from a challenging backdrop for luxury goods amid weakening U.S. consumer demand and a slowdown in China. The Fund exited the position on the view that LVMH’s business mix had become less diversified, even as its pricing power waned. U.K. housebuilder Taylor Wimpey plc saw its results suffer from cost inflation along with a less favorable interest rate environment. Taylor Wimpey remained well positioned within a cyclical industry with high barriers to entry from economies of scale.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.41%	7.60%	4.81%
MSCI ACWI ex USA Index	13.75	10.37	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,199,946,293
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,167,899
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,199,946,293
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$8,167,899
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	15.7%
Germany	11.4%
Japan	8.5%
Canada	7.4%
France	7.1%
Switzerland	7.1%
United States	6.5%
Taiwan	6.5%
Netherlands	5.6%
Spain	5.2%
Other#	18.0%
Short-Term Securities	0.8%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)Excludes short-term securities.
C000005981 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor A Shares
Trading Symbol	MDILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 3.14%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index, returned 13.75%.
What contributed to performance?
In sector terms, stock selection within energy and an overweight to materials contributed to absolute performance. At the individual stock level, Sony Inc. delivered a series of strong earnings reports driven by robust sales for its PlayStation 5 gaming console and growth in its network services business, leading analysts to upgrade estimates. The stock also reacted positively to management changes announced in early 2025. Deutsche Telekom’s strong performance was largely driven by its U.S. subsidiary T-Mobile, in which it holds a 50% stake. T-Mobile had seen significant profitability improvements as U.S. competitive dynamics eased, even as it had been gaining market share from AT&T. Deutsche Telekom also benefited from broadening its European footprint. Off-benchmark exposure to Mastercard proved additive as the company delivered strong earnings while exceeding revenue expectations. Mastercard remained a market leader and was well-positioned to benefit from the ongoing secular shift from cash to electronic payments.
What detracted from performance?
Stock selection within and overweights to both healthcare and information technology were the top sector detractors. At the individual stock level, Novo Nordisk A/S declined on disappointing trial data for CagriSema, its next generation weight loss drug, along with market share gains by competitor Eli Lilly. The Fund continued to hold the stock, given CagriSema’s comparable efficacy to Eli Lilly’s incumbent drug and the expanding weight loss market. LVMH Moet Hennessy Louis Vuitton SA suffered from a challenging backdrop for luxury goods amid weakening U.S. consumer demand and a slowdown in China. The Fund exited the position on the view that LVMH’s business mix had become less diversified, even as its pricing power waned. U.K. housebuilder Taylor Wimpey plc saw its results suffer from cost inflation along with a less favorable interest rate environment. Taylor Wimpey remained well positioned within a cyclical industry with high barriers to entry from economies of scale.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.14%	7.33%	4.51%
Investor A Shares (with sales charge)	(2.28)	6.18	3.95
MSCI ACWI ex USA Index	13.75	10.37	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,199,946,293
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,167,899
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,199,946,293
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$8,167,899
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	15.7%
Germany	11.4%
Japan	8.5%
Canada	7.4%
France	7.1%
Switzerland	7.1%
United States	6.5%
Taiwan	6.5%
Netherlands	5.6%
Spain	5.2%
Other#	18.0%
Short-Term Securities	0.8%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)Excludes short-term securities.
C000005983 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Investor C Shares
Trading Symbol	MCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.67%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 2.32%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index, returned 13.75%.
What contributed to performance?
In sector terms, stock selection within energy and an overweight to materials contributed to absolute performance. At the individual stock level, Sony Inc. delivered a series of strong earnings reports driven by robust sales for its PlayStation 5 gaming console and growth in its network services business, leading analysts to upgrade estimates. The stock also reacted positively to management changes announced in early 2025. Deutsche Telekom’s strong performance was largely driven by its U.S. subsidiary T-Mobile, in which it holds a 50% stake. T-Mobile had seen significant profitability improvements as U.S. competitive dynamics eased, even as it had been gaining market share from AT&T. Deutsche Telekom also benefited from broadening its European footprint. Off-benchmark exposure to Mastercard proved additive as the company delivered strong earnings while exceeding revenue expectations. Mastercard remained a market leader and was well-positioned to benefit from the ongoing secular shift from cash to electronic payments.
What detracted from performance?
Stock selection within and overweights to both healthcare and information technology were the top sector detractors. At the individual stock level, Novo Nordisk A/S declined on disappointing trial data for CagriSema, its next generation weight loss drug, along with market share gains by competitor Eli Lilly. The Fund continued to hold the stock, given CagriSema’s comparable efficacy to Eli Lilly’s incumbent drug and the expanding weight loss market. LVMH Moet Hennessy Louis Vuitton SA suffered from a challenging backdrop for luxury goods amid weakening U.S. consumer demand and a slowdown in China. The Fund exited the position on the view that LVMH’s business mix had become less diversified, even as its pricing power waned. U.K. housebuilder Taylor Wimpey plc saw its results suffer from cost inflation along with a less favorable interest rate environment. Taylor Wimpey remained well positioned within a cyclical industry with high barriers to entry from economies of scale.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.32%	6.52%	3.81%
Investor C Shares (with sales charge)	1.32	6.52	3.81
MSCI ACWI ex USA Index	13.75	10.37	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,199,946,293
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,167,899
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,199,946,293
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$8,167,899
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	15.7%
Germany	11.4%
Japan	8.5%
Canada	7.4%
France	7.1%
Switzerland	7.1%
United States	6.5%
Taiwan	6.5%
Netherlands	5.6%
Spain	5.2%
Other#	18.0%
Short-Term Securities	0.8%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)Excludes short-term securities.
C000198221 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class K Shares
Trading Symbol	MKILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 3.42%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index, returned 13.75%.
What contributed to performance?
In sector terms, stock selection within energy and an overweight to materials contributed to absolute performance. At the individual stock level, Sony Inc. delivered a series of strong earnings reports driven by robust sales for its PlayStation 5 gaming console and growth in its network services business, leading analysts to upgrade estimates. The stock also reacted positively to management changes announced in early 2025. Deutsche Telekom’s strong performance was largely driven by its U.S. subsidiary T-Mobile, in which it holds a 50% stake. T-Mobile had seen significant profitability improvements as U.S. competitive dynamics eased, even as it had been gaining market share from AT&T. Deutsche Telekom also benefited from broadening its European footprint. Off-benchmark exposure to Mastercard proved additive as the company delivered strong earnings while exceeding revenue expectations. Mastercard remained a market leader and was well-positioned to benefit from the ongoing secular shift from cash to electronic payments.
What detracted from performance?
Stock selection within and overweights to both healthcare and information technology were the top sector detractors. At the individual stock level, Novo Nordisk A/S declined on disappointing trial data for CagriSema, its next generation weight loss drug, along with market share gains by competitor Eli Lilly. The Fund continued to hold the stock, given CagriSema’s comparable efficacy to Eli Lilly’s incumbent drug and the expanding weight loss market. LVMH Moet Hennessy Louis Vuitton SA suffered from a challenging backdrop for luxury goods amid weakening U.S. consumer demand and a slowdown in China. The Fund exited the position on the view that LVMH’s business mix had become less diversified, even as its pricing power waned. U.K. housebuilder Taylor Wimpey plc saw its results suffer from cost inflation along with a less favorable interest rate environment. Taylor Wimpey remained well positioned within a cyclical industry with high barriers to entry from economies of scale.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.42%	7.66%	4.85%
MSCI ACWI ex USA Index	13.75	10.37	5.47

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,199,946,293
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,167,899
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,199,946,293
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$8,167,899
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	15.7%
Germany	11.4%
Japan	8.5%
Canada	7.4%
France	7.1%
Switzerland	7.1%
United States	6.5%
Taiwan	6.5%
Netherlands	5.6%
Spain	5.2%
Other#	18.0%
Short-Term Securities	0.8%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)Excludes short-term securities.
C000101856 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock International Fund
Class Name	Class R Shares
Trading Symbol	BIFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 2.88%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index, returned 13.75%.
What contributed to performance?
In sector terms, stock selection within energy and an overweight to materials contributed to absolute performance. At the individual stock level, Sony Inc. delivered a series of strong earnings reports driven by robust sales for its PlayStation 5 gaming console and growth in its network services business, leading analysts to upgrade estimates. The stock also reacted positively to management changes announced in early 2025. Deutsche Telekom’s strong performance was largely driven by its U.S. subsidiary T-Mobile, in which it holds a 50% stake. T-Mobile had seen significant profitability improvements as U.S. competitive dynamics eased, even as it had been gaining market share from AT&T. Deutsche Telekom also benefited from broadening its European footprint. Off-benchmark exposure to Mastercard proved additive as the company delivered strong earnings while exceeding revenue expectations. Mastercard remained a market leader and was well-positioned to benefit from the ongoing secular shift from cash to electronic payments.
What detracted from performance?
Stock selection within and overweights to both healthcare and information technology were the top sector detractors. At the individual stock level, Novo Nordisk A/S declined on disappointing trial data for CagriSema, its next generation weight loss drug, along with market share gains by competitor Eli Lilly. The Fund continued to hold the stock, given CagriSema’s comparable efficacy to Eli Lilly’s incumbent drug and the expanding weight loss market. LVMH Moet Hennessy Louis Vuitton SA suffered from a challenging backdrop for luxury goods amid weakening U.S. consumer demand and a slowdown in China. The Fund exited the position on the view that LVMH’s business mix had become less diversified, even as its pricing power waned. U.K. housebuilder Taylor Wimpey plc saw its results suffer from cost inflation along with a less favorable interest rate environment. Taylor Wimpey remained well positioned within a cyclical industry with high barriers to entry from economies of scale.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	2.88%	7.07%	4.23%
MSCI ACWI ex USA Index	13.75	10.37	5.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,199,946,293
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 8,167,899
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,199,946,293
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$8,167,899
Portfolio Turnover Rate	95%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Geographic allocation
Country	Percent of Net Assets
United Kingdom	15.7%
Germany	11.4%
Japan	8.5%
Canada	7.4%
France	7.1%
Switzerland	7.1%
United States	6.5%
Taiwan	6.5%
Netherlands	5.6%
Spain	5.2%
Other#	18.0%
Short-Term Securities	0.8%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)	Excludes short-term securities.
#	Ten largest countries are presented. Additional countries are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Shell PLC	4.0%
Air Liquide SA	3.4%
RELX PLC	3.2%
AstraZeneca PLC	3.2%
Koninklijke KPN NV	3.1%
Sony Group Corp.	3.1%
Deutsche Telekom AG, Registered Shares	3.1%
Nestlé SA, Registered Shares	3.1%
SAP SE	3.1%
(a)Excludes short-term securities.